Net revenue from sale and services	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Net revenue from sale and services

26. Net revenue from sale and services

	2020	2019	2018
Gross revenue from sale	86,754,003	94,296,759	94,693,178
Gross revenue from services	929,304	869,084	750,791
Sales taxes (i)	(4,291,081)	(4,031,295)	(3,027,597)
Discounts and sales returns	(1,871,825)	(1,494,814)	(1,342,799)
Amortization of contractual assets with customers (see Note 11)	(289,436)	(355,250)	(371,825)
Deferred revenue (see Note 23)	10,137	13,491	(3,765)
Net revenue from sales and services	81,241,102	89,297,975	90,697,983

(i) Presented as required by the Brazilian law.